TAX STATUS (Details) - ECOLAB PUERTO RICO SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
TAX STATUS
Determination letter obtained	true
Determination letter date	May 22, 2012
Tax qualification status	us-gaap:QualifiedPlanMember